Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net
(In thousands)	December 31, 2024	December 31, 2025
Raw materials	1,117	2,236
Finished goods	1,681	3,548
Less: write-down of obsolete inventories	(1,486)	(1,406)
Total inventories	1,312	4,378

Schedule of Movement in Write-Down of Obsolete Inventories

The following table presents movement in write-down of obsolete inventories:

(In thousands)	December 31, 2024	December 31, 2025
Balance at beginning of the year	1,381	1,486
Additions	502	605
Written off	(396)	(708)
Exchange difference	(1)	23
Balance at end of the year	1,486	1,406